Reinsurance Assets - Assets Arising from Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 20,992	€ 18,910	€ 20,253
Continuing operation [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	7,809	6,485
Exit of a business [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 13,183	€ 12,426